STOCKHOLDERS EQUITY (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares, Options Outstanding, Beginning	52,477
Number of shares, Options Outstanding, Ending		52,477
Grant under 2016 Plan [Member]
Number of shares, Options Outstanding, Beginning	23,373	33,164	19,675
Number of shares, Options Outstanding, Options granted			18,939
Number of shares, Options Outstanding, Options exercised			(850)
Number of shares, Options Outstanding, cancelled/forfeited	(709)	(9,791)	(4,600)
Number of shares, Options Outstanding, Ending	22,664	23,373	33,164
Weighted average exercise price, option outstanding, Beginning Balance	$ 40.13	$ 38.00	$ 23.60
Warrants,Weighted average exercise price, Options Options granted			37.60
Warrants,Weighted average exercise price, Options exercised			23.60
Warrants,Weighted average exercise price, Options cancelled/forfeited	23.60	32.42	31.80
Weighted average exercise price, option outstanding, Ending Balance	$ 40.64	$ 40.13	$ 38.00